Note 7 - Goodwill and Other Intangible Assets - Annual Amortization Expense (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
2017		$ 852,000
2018	$ 852,000	852,000
2019	852,000	852,000
2020	852,000	852,000
2021	852,000	852,000
Thereafter	$ 3,580,000	$ 3,580,000